Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 14, 2023 USD ($) $ / shares shares	Apr. 03, 2020 shares	Aug. 31, 2023 USD ($) shares	Jul. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Nov. 02, 2023 shares
Stockholders Equity [Line Item]
Authorized share capital | shares									150,000,000
Market price | (per share)					$ 10.61	₪ 4.147
Aggregate of shares | shares	187,225				508,898	508,898	2,393,740	140,135
Price of per share | $ / shares	$ 22.7
Gross proceeds issuance costs	$ 4,256
Issuance costs	$ 681						$ 1,116
Aggregate amount					$ 1,050
Non-recourse loan					$ 400
Interest rate					8.00%	8.00%
Share-based expenses					$ 2,017		$ 933	$ 1,679
Risk-free interest rate							5.32%
Expected term					2 years 6 months
Expected volatility							91.00%
Issued an aggregate | shares					91,851
Warrants to purchase | shares					91,851
Exercise price | $ / shares					$ 2.27
Issuance cost					$ 209
Warrants value					$ 5,521		$ 352
Exercise of warrants | shares	527,686
Agent warrants exercised | shares					6,035,860
Agents warrants | shares					1,303,000
Representing earn-out payments
Earn-out Share issuance [Member]
Stockholders Equity [Line Item]
Ordinary shares | shares			4,454,545	2,181,009
Representing earn-out payments			$ 1,050	$ 1,050
Chief Executive Officer [Member]
Stockholders Equity [Line Item]
Share-based expenses					$ 19
Interest rate risk [member]
Stockholders Equity [Line Item]
Risk-free interest rate					4.84%
Expected volatility					84.85%
PP Warrants [Member]
Stockholders Equity [Line Item]
Exercise price | $ / shares					$ 2.72
Expected term					2 years 6 months
Warrant fair value					$ 1,116
Warrants value					$ 1,737
Exercised of ADSs | shares		75,900
Ordinary shares | shares					603,586
Agents warrants | shares					2,253
PP Warrants [Member] | Interest rate risk [member]
Stockholders Equity [Line Item]
Risk-free interest rate					4.84%
Expected volatility					84.85%
Black Scholes Model [Member]
Stockholders Equity [Line Item]
Risk-free interest rate					4.92%
Expected term					2 years 5 months 15 days
Expected volatility					84.25%
ATM Offering [Member]
Stockholders Equity [Line Item]
Issuance costs							164
Ordinary shares value							$ 768